UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 12-31-2008


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               02-03-2009
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  122222000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1407    24460 SH       Sole                    22875              1585
AFLAC Inc.                     COM              001055102     3791    82710 SH       Sole                    78320              4390
AT&T                           COM              00206r102     1687    59178 SH       Sole                    56271              2907
Abbott Labs                    COM              002824100      254     4762 SH       Sole                     4762
Adobe Systems                  COM              00724f101      533    25040 SH       Sole                    23160              1880
CVS Corp Del                   COM              126650100      852    29635 SH       Sole                    27740              1895
Carnival Cruise Lines          COM              143658300      742    30530 SH       Sole                    28195              2335
Cerner Corp                    COM              156782104     1974    51335 SH       Sole                    48350              2985
Chevron Texaco Corp.           COM              166764100     3113    42079 SH       Sole                    39914              2165
Citrix Systems                 COM              177376100      646    27415 SH       Sole                    25390              2025
Coca Cola                      COM              191216100      240     5293 SH       Sole                     5293
Colgate-Palmolive Co.          COM              194162103      353     5156 SH       Sole                     4136              1020
ConocoPhillips                 COM              20825C104     2792    53899 SH       Sole                    50519              3380
Consumer Discretionary Select  COM              81369y407      252    11679 SH       Sole                    11439               240
Consumer Staples Select Sector COM              81369Y308      316    13235 SH       Sole                    12825               410
Costco Whsl Group              COM              22160K105     1157    22041 SH       Sole                    19345              2696
Danaher Corp Del               COM              235851102      852    15050 SH       Sole                    14000              1050
Dell Inc.                      COM              24702r101      261    25490 SH       Sole                    25490
Devon Energy Corp New          COM              25179M103      463     7040 SH       Sole                     6330               710
Dynamic Healthcare - Powershar COM              73935X351      470    23995 SH       Sole                    23455               540
Edwards Lifesciences           COM              28176e108      704    12805 SH       Sole                    11775              1030
Exxon Mobil                    COM              30231G102      851    10661 SH       Sole                    10661
FPL Group Incorporated         COM              302571104      659    13090 SH       Sole                    12280               810
Financial Select Sector - SPDR COM              81369Y605      248    19780 SH       Sole                    19710                70
Fomento Economico Mexicano     COM              344419106     2766    91792 SH       Sole                    86697              5095
General Electric               COM              369604103      194    11961 SH       Sole                    11961
Gold Trust - SPDR              COM              78463v107     2706    31280 SH       Sole                    29665              1615
Goldman Sachs Group            COM              38141G104      405     4797 SH       Sole                     4401               396
Google Inc.                    COM              38259p508     2376     7724 SH       Sole                     7329               395
Idexx Laboratories             COM              45168d104      695    19270 SH       Sole                    17685              1585
Industrial Select Sector - SPD COM              81369Y704      359    15340 SH       Sole                    15340
JP Morgan Chase & Co.          COM              46625H100     2795    88660 SH       Sole                    83400              5260
Johnson & Johnson              COM              478160104     3585    59926 SH       Sole                    56811              3115
Lowe's Companies Inc.          COM              548661107     2344   108919 SH       Sole                   102479              6440
MSCI Emerging Markets Index Fu COM              464287234     4738   189750 SH       Sole                   181235              8515
MSCI European Monetary Union I COM              464286608     2186    71420 SH       Sole                    63420              8000
Marriot International          COM              571903202     1171    60180 SH       Sole                    56950              3230
Medtronic, Inc.                COM              585055106     1639    52166 SH       Sole                    49221              2945
Monsanto Corp.                 COM              61166W101     2012    28600 SH       Sole                    26990              1610
Norfolk Southern Corp.         COM              655844108      212     4500 SH       Sole                     4500
Novartis ADR                   COM              66987V109     1565    31460 SH       Sole                    30030              1430
Paychex                        COM              704326107     1429    54390 SH       Sole                    51635              2755
Pepsico Inc.                   COM              713448108     3375    61620 SH       Sole                    58120              3500
Pico Holdings                  COM              693366205      867    32610 SH       Sole                    30580              2030
Procter & Gamble               COM              742718109     3583    57952 SH       Sole                    54122              3830
Progress Energy Inc.           COM              743263105     1099    27570 SH       Sole                    26015              1555
Qualcomm                       COM              747525103     4288   119688 SH       Sole                   112998              6690
Quanta Services                COM              74762e102     1476    74550 SH       Sole                    70360              4190
Resmed                         COM              761152107      621    16565 SH       Sole                    14590              1975
Russell Large-Cap Growth - iSh COM              464287614      831    22410 SH       Sole                    21700               710
Russell Large-Cap Value - iSha COM              464287598      413     8346 SH       Sole                     8096               250
Russell Mid-Cap Growth - iShar COM              464287481     2816    90038 SH       Sole                    83988              6050
Russell Mid-Cap Value - iShare COM              464287473     1872    65824 SH       Sole                    61924              3900
Russell Small-Cap Growth - iSh COM              464287648     2037    40047 SH       Sole                    37457              2590
Russell Small-Cap Value - iSha COM              464287630     1628    33104 SH       Sole                    31004              2100
Rydex S&P Equal Weight Energy  COM              78355w866      293     8350 SH       Sole                     8350
S&P Biotech - SPDR             COM              78464a870     1865    34785 SH       Sole                    33210              1575
S&P GSTI Software Index Fund - COM              464287515     2011    63305 SH       Sole                    58520              4785
S&P Global Basic Matls Sector  COM              464288695      259     6620 SH       Sole                     6590                30
S&P Global Energy Sector - iSh COM              464287341     2879    98396 SH       Sole                    93063              5333
S&P Global Technology Index -  COM              464287291     1208    32640 SH       Sole                    31270              1370
S&P Global Telecom Sector - iS COM              464287275     4096    79806 SH       Sole                    75186              4620
S&P Latin America - iShares    COM              464287390      712    27935 SH       Sole                    25610              2325
State Street Corp.             COM              857477103     2692    68443 SH       Sole                    64523              3920
Stryker Corp                   COM              863667101     1410    35303 SH       Sole                    34113              1190
Teva Pharmaceutical Industries COM              881624209      729    17127 SH       Sole                    15772              1355
Toronto Dominion Bank          COM              891160509     2505    69826 SH       Sole                    66081              3745
UPS                            COM              911312106     1235    22389 SH       Sole                    21114              1275
Vanguard European Stock ETF    COM              922042874     3372    87895 SH       Sole                    85215              2680
Vanguard Pacific Stock ETF     COM              922042866     2127    48540 SH       Sole                    45615              2925
Vanguard Total Stock Market ET COM              922908769      881    19695 SH       Sole                    19695
Varian Inc                     COM              922206107      435    12985 SH       Sole                    11955              1030
Verizon Communications         COM              92343V104     1881    55490 SH       Sole                    52990              2500
W.R. Berkley Corp              COM              084423102     1540    49690 SH       Sole                    46735              2955
WP PLC ADS                     COM              92933h101     2487    84060 SH       Sole                    79565              4495
WalMart                        COM              931142103      881    15708 SH       Sole                    14483              1225
Waters Corp                    COM              941848103      710    19385 SH       Sole                    18610               775
Wells Fargo New                COM              949746101      251     8510 SH       Sole                     8510
Realty Income Corp.            REL              756109104     1876    81055 SH       Sole                    77080              3975
Vanguard REIT ETF              REL              922908553     1186    32525 SH       Sole                    30590              1935